1919 Financial Services Fund
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security	Shares	Value
Common Stocks ― 97.4%
Capital Markets ― 4.3%
Ameriprise Financial Inc.	22,425	$2,298,114
CME Group Inc.	19,000	3,285,290
Total Capital Markets		5,583,404

Commercial Banks ― 50.3%
Bank of America Corp.	296,000	6,284,080
Banner Corp.	80,142	2,647,892
BOK Financial Corp.	23,314	992,244
Bryn Mawr Bank Corp.	70,000	1,986,600
Centerstate Banks Inc.	204,300	3,520,089
Coastal Financial Corp/WA	82,000	861,820	*
Columbia Banking System Inc.	78,805	2,111,974
Comerica Inc.	12,000	352,080
Farmers & Merchants Bank of Long Beach	200	1,200,000
Fifth Third Bancorp	104,400	1,550,340
First Financial Bancorp	57,000	849,870
First Foundation Inc.	123,000	1,257,060
First Western Financial Inc.	69,000	921,150	*
HBT Financial Inc.	60,000	631,800
Heritage Financial Corp.	128,000	2,560,000
JPMorgan Chase & Co.	83,310	7,500,399
Level One Bancorp Inc.	37,000	666,000
Northrim Bancorp Inc.	39,100	1,055,700
Pacific Premier Bancorp Inc.	55,263	1,041,155
PCB Bancorp	55,000	537,900
People's Utah Bancorp	92,000	1,782,040
PNC Financial Services Group Inc.	20,000	1,914,400
QCR Holdings Inc.	103,500	2,801,745
Silvergate Capital Corp.	70,000	667,800	*
SmartFinancial Inc.	66,000	1,003,860
Sterling Bancorp	228,200	2,384,690
Stock Yards Bancorp Inc.	50,000	1,446,500
SVB Financial Group	26,500	4,003,620	*
TCF Financial Corp.	40,648	921,084
Truist Financial Corp.	107,305	3,309,286
U.S. Bancorp	60,500	2,084,225
Univest Corp. of Pennsylvania	55,126	899,656
Webster Financial Corp.	48,895	1,119,695
Western Alliance Bancorp	101,000	3,091,610
Total Commercial Banks		65,958,364

Consumer Finance ― 0.4%
Discover Financial Services	14,000	499,380
Total Consumer Finance		499,380

Diversified Financial Services ― 8.0%
Alerus Financial Corp.	70,000	1,156,400
Charles Schwab Corp.	137,000	4,605,940
Intercontinental Exchange Inc.	27,000	2,180,250
Voya Financial Inc.	61,000	2,473,550
Total Diversified Financial Services		10,416,140

Insurance ― 13.2%
American Financial Group Inc.	29,650	2,077,872
Brown & Brown Inc.	89,000	3,223,580
Chubb Limited	48,500	5,416,965
Hanover Insurance Group Inc.	24,000	2,173,920
Marsh & McLennan Cos Inc.	36,000	3,112,560
RenaissanceRe Holdings Ltd	9,000	1,343,880
Total Insurance		17,348,777

1919 Financial Services Fund
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)(Continued)

Security	Shares	Value
IT Services ― 12.7%
Black Knight Inc.	23,000	$1,335,380	*
Fidelity National Information Services Inc.	21,787	2,650,171
Fiserv Inc.	22,680	2,154,373	*
Global Payments Inc.	19,699	2,841,187
I3 Verticals Inc.	90,480	1,727,263	*
Visa Inc., Class A Shares	37,000	5,961,440
Total IT Services		16,669,814

Professional Services ― 0.6%
Verisk Analytics Inc.	5,500	766,590
Total Professional Services		766,590

Real Estate Investment Trusts (REITs) ― 3.3%
Boston Properties Inc.	15,000	1,383,450
Crown Castle International Corp.	20,000	2,888,000
Total Real Estate Investment Trusts (REITs)		4,271,450

Thrifts & Mortgage Finance ― 4.6%
Bridgewater Bancshares Inc.	165,000	1,608,750	*
FS Bancorp Inc.	17,000	612,000
Riverview Bancorp Inc.	105,000	526,050
Territorial Bancorp Inc.	65,000	1,595,750
WSFS Financial Corp.	67,803	1,689,651
Total Thrifts & Mortgage Finance		6,032,201

Total Common Stocks (Cost ― $106,659,321)		127,546,120

Short-Term Investment ― 2.6%
Fidelity Investments Money Market - Government Portfolio - Class I - 0.30% (a)	3,467,746	3,467,746
Total Short-Term Investment (Cost ― $3,467,746)		3,467,746

Total Investments ― 100.0% (Cost ― $110,127,067)		131,013,866
Liabilities in Excess of Other Assets ― 0.0%		(4,820)
Total Net Assets ― 100.0%		$131,009,046

Notes:
*	Non-income producing security
(a)	The rate reported is the annualized seven-day yield at period end.

1919 Financial Services Fund
Schedule of Investments (Continued)
March 31, 2020 (Unaudited)

Valuation

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”).  Exchange-traded securities for which no sale was reported NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices quoted. Unlisted securities held by the Funds are valued at the last sale price in the over-the-counter (“OTC”) market.  If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by 1919 Investment Counsel, LLC (the "Adviser" or “1919”) under procedures established by and under the general supervision and responsibility of the Board.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad levels and described below:

Level 1 -	quoted prices in active markets for identical investments

Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 -	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

1919 FINANCIAL SERVICES FUND
Description	Level 1	Level 2	Level 3	Total
Long-term investments*
Common Stocks	$127,546,120	$-	$-	$127,546,120
Total long-term investments	127,546,120	-	-	127,546,120
Short-term investments	3,467,746	-	-	3,467,746
Total investments	$131,013,866	$-	$-	$131,013,866

* See Schedule of Investments for additional detailed categorizations.